Summary of Significant Accounting Policies - Impairment of long-lived assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Impairment of long-lived assets
Impairment recognized on long-lived assets	¥ 0	¥ 0	¥ 0